Average Annual Total Returns - COLORADO BONDSHARES A TAX EXEMPT FUND	Jan. 28, 2021
BarclaysIndex [Member]
Average Annual Return:
1 Year	5.21%
5 Years	3.91%
10 Years	4.63%
Lipper Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	5.00%	[1]
5 Years	4.02%	[1]
10 Years	5.02%	[1]
COLORADO BONDSHARES A TAX EXEMPT FUND
Average Annual Return:
1 Year	0.01%
5 Years	4.01%
10 Years	4.39%
COLORADO BONDSHARES A TAX EXEMPT FUND | After Taxes on Distributions
Average Annual Return:
1 Year	5.10%
5 Years	4.94%
10 Years	4.83%
COLORADO BONDSHARES A TAX EXEMPT FUND | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	4.91%
5 Years	4.85%
10 Years	4.70%

[1]

The Lipper Index, the secondary index included by the Fund in the table above, is a non-weighted index of the 30 largest funds that invest at least 65% of their respective assets in municipal debt issues that are rated in one of the top four credit rating categories (without consideration of plus or minus modifiers). The Lipper Index is the same index that the Fund has utilized since it began including this table in its prospectus and includes funds that disclose investment objectives that are reasonably comparable to the Fund’s primary objective.